Lease liabilities - Schedule of lease amortization (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Detailed Information About Future Minimum Payments Of Lease Liabilities [Line Items]
Minimum lease payment	R$ 28,424,354	R$ 27,168,570
Financial charges	(13,533,779)	(14,647,758)
Lease liabilities	14,890,575	12,520,812	R$ 12,106,621
Year one
Disclosure Of Detailed Information About Future Minimum Payments Of Lease Liabilities [Line Items]
Minimum lease payment	0	2,498,180
Year two
Disclosure Of Detailed Information About Future Minimum Payments Of Lease Liabilities [Line Items]
Minimum lease payment	3,802,070	3,206,765
Year three
Disclosure Of Detailed Information About Future Minimum Payments Of Lease Liabilities [Line Items]
Minimum lease payment	4,056,001	3,641,808
Year four
Disclosure Of Detailed Information About Future Minimum Payments Of Lease Liabilities [Line Items]
Minimum lease payment	4,015,746	3,610,754
Year five
Disclosure Of Detailed Information About Future Minimum Payments Of Lease Liabilities [Line Items]
Minimum lease payment	3,397,128	3,011,683
Year six
Disclosure Of Detailed Information About Future Minimum Payments Of Lease Liabilities [Line Items]
Minimum lease payment	3,072,413	2,716,366
After year six
Disclosure Of Detailed Information About Future Minimum Payments Of Lease Liabilities [Line Items]
Minimum lease payment	R$ 10,080,996	R$ 8,483,014